PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2025 and June 30, 2025.

	September 30, 2025 (Unaudited)	June 30, 2025

Office equipment at cost	$27,756	$25,078
Less: Accumulated depreciation	(25,392)	(25,078)

Total property, plant, and equipment	$2,364	$-

Property and equipment consist of the following as of June 30:

	2025	2024

Office equipment at cost	$25,078	$25,543
Less: Accumulated depreciation	(25,078)	(25,543)

Total property, plant, and equipment	$-	$-